Interim Condensed Consolidated Statements of Financial Positions (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 21,580	$ 14,707
Restricted cash	27,516	12,948
Funds held in restricted escrow account	9,250
Investments in financial assets	10,398	14,222
Trade receivables	17,305	6,441
Other receivables	43	63
Prepaid expenses and deposits	2,391	2,132
TOTAL CURRENT ASSETS	88,483	50,513
NON-CURRENT ASSETS
Intangible assets	2,788	3,442
Goodwill	8,993	8,993
Property and equipment	2,209	1,600
TOTAL NON-CURRENT ASSETS	13,990	14,035
TOTAL ASSETS	102,473	64,548
CURRENT LIABILITIES
Accounts payable	1,133	571
Accrued liabilities	30,991	13,374
Customer deposits	27,516	12,948
Other payables	12,843	302
TOTAL CURRENT LIABILITIES	72,483	27,195
NON-CURRENT LIABILITIES
Warrants outstanding		269
TOTAL NON-CURRENT LIABILITIES		269
TOTAL LIABILITIES	72,483	27,464
EQUITY ATTRIBUTABLE TO OWNERS
Share premium	67,683	62,567
Stock-based compensation reserves	61,255	52,937
Deficit	(98,103)	(78,205)
Other reserves	195	(167)
Treasury stock, at cost	(1,228)	(257)
EQUITY ATTRIBUTABLE TO OWNERS	29,802	36,875
Non-controlling interests	188	209
TOTAL EQUITY	29,990	37,084
TOTAL LIABILITIES AND EQUITY	$ 102,473	$ 64,548